SHARE CAPITAL (Details) Unit16 in Thousands	12 Months Ended
	Dec. 31, 2019 $ / shares	Dec. 31, 2018 $ / shares
SHARE CAPITAL
Number of share options outstanding in share-based payment arrangement at beginning of period	8,322	8,237
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period	$ 1.27	$ 1.22
Number of share options granted in share-based payment arrangement	3,491	1,810
Weighted average exercise price of share options granted in share-based payment arrangement	$ 1.01	$ 1.59
Number of share options forfeited in share-based payment arrangement	(2,580)	(1,134)
Weighted average exercise price of share options forfeited in share-based payment arrangement	$ 1.33	$ 1.71
Number of share options exercised in share-based payment arrangement	(917)	(591)
Weighted average exercise price of share options exercised in share-based payment arrangement	$ 0.73	$ 0.76
Number of share options outstanding in share-based payment arrangement at end of period	8,316	8,322
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period	$ 1.20	$ 1.27
Number of share options exercisable in share-based payment arrangement	5,210	6,461
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 1.24	$ 1.15